Label	Element	Value
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	39.90%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Institutional Class | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Institutional Class | Medtronic plc [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Institutional Class | Novo Nordisk [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Institutional Class | Walt Disney Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Institutional Class | Unilever plc [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Institutional Class | General Dynamics Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Institutional Class | US Government Issued [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	39.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.20%
Institutional Class | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Institutional Class | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
Institutional Class | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%